Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Short-term Debt [Abstract]
Summary Of Short-Term Borrowings
A summary of short-term borrowings are as follows (dollars in thousands):

	2014	2013	2012

Balance at end of year:
Customer repurchase agreements	$134,931	$137,798	$114,646

Avg. outstanding during the year:
Customer repurchase agreements	$133,769	$127,616	$121,270
Federal Funds purchased	—	63	510

Max. outstanding at any month end:
Customer repurchase agreements	$151,637	$150,943	$131,971

Weighted-average interest rate:
During the year:
Customer repurchase agreements	0.26%	0.25%	0.26%
Federal Funds purchased	—	0.31%	0.28%
End of the year:
Customer repurchase agreements	0.26%	0.25%	0.26%
Federal Funds purchased	—	0.31%	0.28%